Material Accounting Policies	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Material Accounting Policies

1. Material Accounting Policies
Description of Business
Sun Life Financial Inc. ("SLF Inc.") is a publicly traded company domiciled in Canada and is the holding company of Sun Life Assurance Company of Canada ("Sun Life Assurance"). Both companies are incorporated under the Insurance Companies Act (Canada), and are regulated by the Office of the Superintendent of Financial Institutions, Canada ("OSFI"). SLF Inc. and its subsidiaries are collectively referred to as "us", "our", "ours", "we", or "the Company". We are a leading international financial services organization providing asset management, wealth, insurance and health solutions to individual and institutional Clients. We have operations in a number of markets worldwide including, Canada, the United States ("U.S."), the United Kingdom ("UK"), Ireland, Hong Kong, the Philippines, Japan, Indonesia, India, China, Australia, Singapore, Vietnam, Malaysia, and Bermuda. Effective the second quarter of 2023, we completed the sale of our UK business unit.
Statement of Compliance
We prepared our Consolidated Financial Statements in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). Our accounting policies have been applied consistently within our Consolidated Financial Statements.
Basis of Presentation
Our Consolidated Statements of Financial Position are presented in the order of liquidity and each statement of financial position line item includes both current and non-current balances, as applicable.

We have defined our reportable business segments and the amounts disclosed for those segments based on our management structure and the manner in which our internal financial reporting is conducted.

The material accounting policies used in the preparation of our Consolidated Financial Statements are summarized below and are applied consistently.
Estimates, Assumptions and Judgments
The application of our accounting policies requires estimates, assumptions and judgments as they relate to matters that are inherently uncertain. We have established procedures to ensure that our accounting policies are applied consistently and that the processes for changing methodologies for determining estimates are controlled and occur in an appropriate and systematic manner.
Use of Estimates and Assumptions
The preparation of our Consolidated Financial Statements requires us to make estimates and assumptions that affect the application of our policies and the reported amounts of assets, liabilities, revenue and expenses. Key sources of estimation uncertainty include the measurement of insurance contract assets and liabilities, reinsurance contract held assets and liabilities and investment contract liabilities, determination of fair value, determination and impairment of goodwill and intangible assets, determination of provisions and liabilities for pension plans, other post-retirement benefits, income taxes, and the determination of fair value of share-based payments. Actual results may differ from our estimates thereby impacting our Consolidated Financial Statements. Information on our use of estimates and assumptions is discussed in this Note and other Notes.
Judgments
In preparation of these Consolidated Financial Statements, we use judgments to select assumptions and determine estimates as described above. We also use judgment when applying accounting policies and when determining the classification of insurance contracts, investment contracts and service contracts; the substance of whether our relationship with a structured entity, subsidiary, joint venture or associate constitutes control, joint control or significant influence; functional currencies; contingencies; acquisitions; deferred income tax assets; and the determination of cash generating unit ("CGU").
Significant estimates and judgments have been made in the following areas and are discussed as noted:

Insurance contract and investment contract assumptions and measurement	Note 1 Insurance Contracts and Investment Contract Liabilities Note 10 Insurance Contracts
Determination of fair value	Note 1 Basis of Consolidation Note 1 Determination of Fair Value Note 3 Acquisitions and Other Note 5 Total Invested Assets and Related Net Investment Income
Determination of fair value of insurance contracts on transition for adoption of IFRS 17	Note 1 Insurance Contracts
Income taxes	Note 1 Income Taxes Note 19 Income Taxes
Pension plans	Note 1 Pension Plans and Other Post-Retirement Benefits Note 24 Pension Plans and Other Post-Retirement Benefits
Goodwill and intangible assets on acquisition and impairment	Note 1 Goodwill Note 1 Intangible Assets Note 3 Acquisitions and Other Note 9 Goodwill and Intangible Assets
Determination of control for purpose of consolidation	Note 1 Basis of Consolidation Note 15 Interests in Other Entities
Share-based payments	Note 18 Share-Based Payments
Basis of Consolidation
Our Consolidated Financial Statements include the results of operations and the financial position of subsidiaries, which includes structured entities controlled by us, after intercompany balances and transactions have been eliminated. Subsidiaries are fully consolidated from the date we obtain control, and deconsolidated on the date control ceases. The acquisition method is used to account for the acquisition of a subsidiary from an unrelated party at the date that control is obtained, with the difference between the consideration transferred and the fair value of the subsidiary’s net identifiable assets acquired recorded as goodwill. Judgment is required to determine fair value of the net identifiable assets acquired in a business combination. Interests in controlled entities held by external parties are reported as non-controlling interests ("NCI").

We control an entity when we have power over an entity, exposure to or rights to variable returns from our involvement with an entity, and the ability to affect our returns through our power over an entity. Power exists when we have rights that give us the ability to direct the relevant activities, which are those activities that could significantly affect the entity’s returns. Power can be obtained through voting rights or other contractual arrangements. Judgment is required to determine the relevant activities and which party has power over these activities. When we have power over and variable returns from an entity, including an investment fund that we manage, we also apply significant judgment in determining whether we are acting as a principal or agent. To make this determination, we consider factors such as how much discretion we have regarding the management of the investment fund and the magnitude and extent of variability associated with our interests in the fund. If we determine we are the principal rather than the agent, we would consolidate the assets and liabilities of the fund. Interests held by external parties in investment funds that we consolidate are recorded as third-party interest in consolidated investment funds in Other liabilities. If we lose control of an entity, the assets and liabilities of that entity are derecognized from our Consolidated Statements of Financial Position at the date at which control is lost and any investment retained is remeasured to fair value.

A joint venture exists when SLF Inc., or one of its subsidiaries, has joint control of a joint arrangement and has rights to the net assets of the arrangement. Joint control is the contractually agreed sharing of control and exists only when the decisions about the relevant activities require the unanimous consent of the parties sharing control. Associates are entities over which SLF Inc. or its subsidiaries are able to exercise significant influence. Significant influence is the power to participate in the financial and operating policy decisions of an investee but not have control or joint control over those decisions. Significant influence is generally presumed to exist when SLF Inc. or its subsidiaries holds greater than 20% of the voting power of the investee but does not have control or joint control. The equity method is used to account for our interests in joint ventures and associates. A joint operation exists when SLF Inc., or one of its subsidiaries, has joint control of an arrangement that gives it rights to the assets and obligations for the liabilities of the operation, rather than the net assets of the arrangement. For joint operations, we record our share of the assets, liabilities, revenue and expenses of the joint operation. Judgment is required to determine whether contractual arrangements between multiple parties results in control, joint control or significant influence, with consideration of the relevant activities of the entity, voting rights, representation on boards of directors and other decision-making factors. Judgment is also required to determine if a joint arrangement is a joint venture or joint operation, with consideration of our rights and obligations and the structure and legal form of the arrangement.
Determination of Fair Value
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is measured using the assumptions that market participants would use when pricing an asset or liability. We determine fair value by using quoted prices in active markets for identical or similar assets or liabilities. When quoted prices in active markets are not available, fair value is determined using valuation techniques that maximize the use of observable inputs. When observable valuation inputs are not available, significant judgment is required to determine fair value by assessing the valuation techniques and valuation inputs. The use of alternative valuation techniques or valuation inputs may result in a different fair value. A description of the fair value methodologies, assumptions, valuation techniques, and valuation inputs by type of asset is included in Note 5. A description of the fair value methodologies, assumptions, valuation techniques and valuation inputs for the transition of insurance contracts to IFRS 17 Insurance Contracts ("IFRS 17") is included in Note 1.
Foreign Currency Translation
Translation of Transactions in Foreign Currencies
The financial results of SLF Inc. and its subsidiaries, joint ventures and associates are prepared in the currency in which they conduct their ordinary course of business, which is referred to as functional currency. Transactions occurring in currencies other than the functional currency are translated to the functional currency using the spot exchange rates at the dates of the transactions.

Monetary assets and liabilities in foreign currencies are translated to the functional currency at the exchange rate at the statement of financial position date. Insurance contract and reinsurance contract held assets and liabilities, including the contractual service margin ("CSM"), are monetary items. Non-monetary assets and liabilities in foreign currencies that are held at fair value are translated using the exchange rate at the statement of financial position date, while non-monetary assets and liabilities that are measured at historical cost are translated using the exchange rate at the date of the transaction.

The resulting exchange differences from the translation of monetary items and non-monetary items held at fair value, with changes in fair value recorded to income, are recognized in our Consolidated Statements of Operations. For monetary assets classified as fair value through other comprehensive income ("FVOCI"), translation differences calculated on amortized cost are recognized in our Consolidated Statements of Operations and other changes in carrying amount are recognized in other comprehensive income ("OCI"). The exchange differences from the translation of non-monetary items on these assets are recognized in OCI.
Translation to the Presentation Currency
In preparing our Consolidated Financial Statements, the financial statements of foreign operations are translated from their respective functional currencies to Canadian dollars, our presentation currency. Assets and liabilities are translated at the closing exchange rate at the statement of financial position date, and income and expenses are translated using the average exchange rates. The accumulated gains or losses arising from translation of functional currencies to the presentation currency, net of the effect of any hedges, are included as a separate component of OCI within equity. Upon disposal of a foreign operation that includes loss of control, significant influence or joint control, the cumulative exchange gain or loss related to that foreign operation is recognized in income.
Invested Assets
Financial Assets Excluding Derivative Financial Instruments
Financial assets include cash, cash equivalents and short-term securities, debt securities, equity securities, mortgages and loans, and other financial invested assets.
i) Initial Recognition and Subsequent Measurement
Classification of financial assets
Financial assets are measured at initial recognition at fair value and are classified as and subsequently measured at fair value through profit or loss ("FVTPL"), FVOCI, or amortized cost based on the business model used to manage the financial asset and the contractual cash flow characteristics of the asset. Amortized cost is determined using the effective interest rate method, which is the gross carrying amount less the allowance for expected credit losses ("ECL"). Financial assets are not reclassified subsequent to initial recognition unless the business model used to manage the financial asset has changed. Financial assets are recognized in the Consolidated Statements of Financial Position on their trade dates, which are the dates that we commit to purchase or sell the assets. Originated mortgages and loans are recognized in the Consolidated Statements of Financial Position on their settlement dates.

A financial asset is measured at amortized cost if both of the following conditions are met and the asset is not designated at FVTPL:
•The asset is held within a business model that is held to collect ("HTC"), in which the collection of contractual cash flows from the financial asset is the primary objective and sales are expected to be insignificant or infrequent; and
•The contractual terms of the asset give rise to cash flows that are solely payments of principal and interest ("SPPI") on the principal amount outstanding.

A financial asset is measured at FVOCI if both of the following conditions are met and the asset is not designated at FVTPL:
•The asset is held within a business model that is held to collect and sell ("HTC&S"), in which both the collection of contractual cash flows and the sale of financial assets are integral to achieving the objective of the business model; and
•The contractual terms of the asset give rise, on specified dates, to cash flows that are SPPI.

Financial assets that are managed on a fair value basis and do not meet the objectives of a HTC or HTC&S business model, such as financial assets that are held for trading, are measured at FVTPL and fall within the scope of other business models.

All financial assets not classified as amortized cost or FVOCI, as described above, are measured at FVTPL. Financial assets at FVTPL include financial assets that are held-for-trading. A financial asset is classified as held-for-trading if it is acquired principally for the purpose of selling in the near term. Cash, cash equivalents and short-term securities are held for trading for the purpose of meeting short-term cash requirements and are measured at FVTPL. On initial recognition, we may also make an irrevocable election to designate a financial asset that would otherwise be measured at amortized cost or FVOCI as measured at FVTPL if the financial asset is managed together with a related financial liability and their performance is evaluated on a fair value basis. Certain debt securities, mortgages and loan instruments that support insurance contract liabilities, which are measured at fair value, have been designated at FVTPL, as doing so significantly reduces measurement inconsistency with the related insurance contract liabilities. These financial assets would otherwise have been measured at FVOCI or amortized cost.

Equity securities are measured at FVTPL, unless the asset is not held for trading purposes and we make an irrevocable election to designate the asset at FVOCI. This election is made on an instrument-by-instrument basis. If such an election is made, the fair value changes, including any associated foreign exchange gains or losses, are recognized in OCI and are not subsequently reclassified to the Consolidated Statements of Operations, including upon disposal. Realized gains and losses are transferred directly to retained earnings upon disposal.
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the applicable classifications:

IFRS 9
Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL, FVOCI
Equity securities	FVTPL, FVOCI
Mortgages and loans	FVTPL, FVOCI, Amortized cost
Other financial invested assets	FVTPL
Business model assessment
We determine our business models at the level that best reflects how we manage portfolios of financial assets to achieve our business objectives. Judgment is used in determining our business models, which is supported by relevant, objective evidence including:
•How the economic activities of our businesses generate benefits, for example, through enhancing yields or hedging and how such economic activities are evaluated and reported to key management personnel;
•The significant risks affecting the performance of our businesses, for example, market risk, credit risk, or other risks as described in the Risk Management section of Management’s Discussion and Analysis, and the activities undertaken to manage those risks;
•The frequency, volume, and timing of sales in prior periods, the reasons for the sales and expectations about future sales activity. Information about sales activity is not considered in isolation, but as part of an overall assessment of how our stated objective for managing the financial assets is achieved and how cash flows are realized; and
•The compensation structures for managers of our businesses, to the extent that these are directly linked to the economic performance of the business model.

Our business models include HTC, HTC&S and other, as described above.
Assessment of whether contractual cash flows are SPPI
Financial assets held within a HTC or HTC&S business model are assessed to evaluate if their contractual cash flows are comprised of SPPI. SPPI payments are those which would typically be expected from basic lending arrangements, such as interest and basic lending returns, compensation for credit risk and the time value of money, costs associated with holding the financial asset for a period of time, and a profit margin. In making the SPPI assessment, we consider the contractual terms of the instrument, including assessment of whether the timing or amount of the contractual cash flows could change by a contractual term of the financial asset. A prepayment feature is consistent with the SPPI criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation for early termination of the contract.

Where the contractual terms introduce exposure to risk or variability of the cash flows that are inconsistent with a basic lending arrangement, the related financial asset is classified as and measured at FVTPL.
Subsequent measurement
Equity securities, debt securities, mortgages and loans, and assets related to Collateralized Loan Obligations ("CLOs") that are classified or designated at FVTPL are recorded at fair value in our Consolidated Statements of Financial Position, and gains or losses, including interest or dividend income and foreign exchange gains and losses, are recognized in Net investment income (loss) in the Consolidated Statements of Operations.

Debt securities and mortgages and loans that are classified as FVOCI are recorded at fair value. Interest income, foreign exchange gains (losses), and impairment are recognized in Net investment income (loss) in the Consolidated Statements of Operations. Other gains or losses are recognized in OCI.

Mortgages and loans classified as amortized cost are subsequently measured using the effective interest rate method. Interest income, foreign exchange gains and losses, and impairment are presented in Net investment income (loss) in the Consolidated Statements of Operations.

Other financial invested assets include investments in limited partnerships, segregated funds, mutual funds, and assets related to CLOs that are classified as FVTPL. These financial assets are recorded at fair value, and gains or losses are recognized in Net investment income (loss) in the Consolidated Statements of Operations. Debt securities and Mortgages and loans included in Other financial invested assets that are classified as FVOCI are recorded at fair value.

Cash equivalents are highly liquid instruments with a term to maturity of three months or less. Cash and cash equivalents are classified as FVTPL and the fair values are assumed to approximate their carrying values, due to their short-term nature or because they are frequently repriced to current market rates. Short-term securities are those that have a term to maturity exceeding three months but less than one year. The fair value of short-term securities is approximated by their carrying amount.
ii) Derecognition
Financial assets are derecognized when our contractual rights to the cash flows of the financial asset have expired, or when we transfer the rights to receive contractual cash flows and substantially all the risks and rewards of owning the financial assets have been transferred. When we neither retain nor transfer substantially all the risks and rewards of ownership, the financial assets are derecognized if control over the financial assets have been relinquished. If we retain control of the financial assets, we continue to recognize the transferred assets to the extent of our continuing involvement.

When financial assets are derecognized, the difference between the carrying amount and the consideration received on the date of derecognition is recognized in Net investment income (loss) in the Consolidated Statements of Operations. For debt securities at FVOCI, the cumulative gains (losses) previously recognized in OCI are reclassified to Net investment income (loss) in the Consolidated Statements of
Operations. For equity investments designated at FVOCI, the cumulative gains (losses) previously recognized in OCI are not reclassified to income.

For financial assets measured at amortized cost in which modifications have resulted in derecognition, the gain (loss) is presented together with impairment losses if the modification was a result of financial difficulties of the borrower. Otherwise, the gain (loss) is presented as Net investment income (loss) in the Consolidated Statements of Operations.

Judgment is applied in determining whether contractual rights to the cash flows from the transferred assets have expired or whether we retain the rights to receive the cash flows on the assets but have assumed an obligation to pay for those cash flows.
iii) Impairment
We establish an allowance for ECL for financial assets not classified or designated at FVTPL. Financial assets measured at amortized cost are presented at their carrying amounts on the Consolidated Statements of Financial Position, which is the gross carrying amount less the allowance for ECL, with changes in the allowance for ECL recognized in Provision for credit losses in Net investment income (loss) in the Consolidated Statements of Operations. The allowance for ECL on financial assets measured at FVOCI, including debt securities and mortgages and loans, does not reduce the carrying amount of the assets in the Consolidated Statements of Financial Position, which remains at fair value. Rather, an amount equal to the allowance for ECL that would arise if the assets were measured at amortized cost is recognized in OCI, with changes in the allowance for ECL recognized in Provision for credit losses in Net investment income (loss) in the Consolidated Statements of Operations.

At the end of each reporting period, we apply a three-stage impairment approach to measure the ECL on financial assets measured at amortized cost or at FVOCI:
•Stage 1: For financial assets that have not experienced a significant increase in credit risk since the date of initial recognition, a loss allowance equal to the credit losses expected to result from default events occurring over the 12 months following the reporting date is recognized.
•Stage 2: For financial assets that have experienced a significant increase in credit risk since the date of initial recognition, a loss allowance equal to the credit losses expected to result from default events occurring over the remaining lifetime of the financial asset is recognized.
•Stage 3: When a financial asset is considered to be credit-impaired, a loss allowance equal to the ECL over the remaining lifetime of the financial asset is recognized. Interest income is calculated based on the carrying amount of the asset, net of the loss allowance.

We monitor all financial assets that are subject to impairment for significant increase in credit risk. In making this assessment, we consider both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort. Additional details about significant increase in credit risk and forward-looking information are provided in Note 6.
Modified financial assets
The contractual terms of a financial asset may be modified for a number of reasons, including changing market conditions and other factors not related to a current or potential credit deterioration of the borrower. An existing financial asset whose terms have been modified may be derecognized and the renegotiated asset recognized as a new financial asset at fair value in accordance with the accounting policies in this Note.

If modification does not result in derecognition, the financial asset continues to be subject to the assessment for significant increase in credit risk relative to initial recognition. Expected cash flows arising from the modified contractual terms are considered when calculating the ECL for the modified asset. For loans that were modified while having lifetime ECLs, such loans can revert to having 12-month ECLs if the borrower's financial condition that led to it being identified as credit-impaired are no longer present.
Definition of default
The definition of default used in the measurement of ECL is consistent with the definition of default used for our internal credit risk management purposes. We consider a financial asset to be in default when the issuer is unlikely to meet its credit obligations in full, without recourse action on our part, or when the financial asset is 90 days past due. Our definition of default may differ across financial assets and consider qualitative factors, such as the terms of financial covenants, breaches of such covenants, and other indicators of financial distress, as well as quantitative factors, such as overdue status and non-payment of other obligations under the same issuer. We use internally developed data and those obtained from external sources when assessing default.
Credit-impaired financial assets (Stage 3)
At each reporting date, we assess whether financial assets measured at amortized cost and FVOCI are credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Evidence of credit-impairment may include indications that the borrower is experiencing significant financial difficulty, probability of bankruptcy or other financial reorganization, as well as a measurable decrease in the estimated future cash flows evidenced by the adverse changes in the payments status of the borrower or economic conditions that correlate with defaults. If a financial asset is credit-impaired, interest income is calculated based on the carrying amount of the asset, which is net of the allowance for ECL, rather than on the gross carrying amount.
Write-off of financial assets
The gross carrying amount of a financial asset, and the related allowance for ECL, is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when we determine that the borrower does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with procedures for recovery of amounts due.
iv) Embedded Derivatives
Under IFRS 9 Financial Instruments ("IFRS 9"), derivatives embedded in contracts where the host is a financial asset in scope of IFRS 9 are not separated. Instead, the hybrid financial instrument, as a whole, is assessed for classification.
Collateral
Cash received (pledged) as collateral is recognized (derecognized) in our Consolidated Statements of Financial Position with corresponding amounts recognized in Other liabilities (Other assets), respectively. All other types of assets received (pledged) as collateral are not recognized (derecognized) in our Consolidated Statements of Financial Position.
Derivative Financial Instruments
All derivative financial instruments are recorded at fair value in our Consolidated Statements of Financial Position. Derivatives with a positive fair value are recorded as Derivative assets while derivatives with a negative fair value are recorded as Derivative liabilities.

The accounting for the changes in fair value of a derivative instrument depends on whether or not it is designated as a hedging instrument for hedge accounting purposes. Changes in fair value of derivatives that are not designated for hedge accounting purposes, which are defined as derivative investments, are recorded in Net investment income (loss) in our Consolidated Statements of Operations. Income earned or paid on these derivatives is recorded in Net investment income (loss) in our Consolidated Statements of Operations. Hedge accounting is applied to certain derivatives to reduce income statement volatility. All hedging relationships are documented at inception and hedge effectiveness is assessed at inception and on a quarterly basis to determine whether the hedging instruments are highly effective in offsetting changes attributable to the hedged risk in the fair value or cash flows of the hedged items. We have elected to continue to apply the hedge accounting principles under IAS 39 Financial Instruments: Recognition and Measurement instead of those under IFRS 9.
Cash Flow Hedges
Certain equity and foreign currency forwards are designated as hedging instruments in cash flow hedges for anticipated payments of awards under certain share-based payment plans and for anticipated foreign currency purchases of foreign operations. Changes in the fair value of derivatives for the effective portion of the hedge are recognized in OCI, while the ineffective portion of the hedge and any items excluded from the hedging relationship, such as the spot-to-forward differential, are recognized in net investment income in our Consolidated Statements of Operations. A portion of the amount recognized in OCI related to the equity forwards is reclassified to income as a component of Operating expenses as the liabilities for the share-based payment awards are accrued over the vesting period. A portion of the amounts recognized in OCI related to the foreign currency forwards would be reclassified to income upon disposal or impairment of the foreign operations. All amounts recognized in, or reclassified from, OCI are net of related taxes.
Investment Properties
Investment properties are real estate held to earn rental income, for capital appreciation, or both. Properties held to earn rental income or for capital appreciation that have an insignificant portion that is owner-occupied are classified as investment properties. Properties that do not meet these criteria are classified as property and equipment, included in Other assets as described below. Expenditures related to ongoing maintenance of properties incurred subsequent to acquisition are expensed. Investment properties are initially recognized at cost in our Consolidated Statements of Financial Position. Various costs incurred associated with the acquisition of an investment property are either capitalized or expensed depending on whether or not the acquisition is considered a business combination. Investment properties are subsequently measured at fair value with changes in value recorded to Fair value and foreign currency changes on assets and liabilities in our Consolidated Statements of Operations.

When the use of a property changes from owner-occupied to investment property, any gain arising on the remeasurement of the property to fair value at the date of transfer is recognized in our Consolidated Statements of Operations to the extent that it reverses a previous impairment loss. Any remaining increase is recognized in OCI.
Other Non-Financial Invested Assets
Other non-financial invested assets include investments in joint ventures and associates, which are accounted for using the equity method. Investments in joint ventures and associates are initially recorded at cost. The investment in joint ventures and associates is increased by our share of capital contributions and for purchases of additional interests and is reduced by distributions received. In addition, subsequent adjustments to the investment are made for our share of net income or loss and our share of OCI. Our share of net income is recorded in investment income in our Consolidated Statements of Operations and our share of OCI is recorded in our Consolidated Statements of Comprehensive Income (Loss). Impairment losses on equity method investments are recognized when events or changes in circumstances indicate that they are impaired. The impairment loss recognized is the difference between the carrying amount and the recoverable amount.
Other Assets
Other assets, which are measured at amortized cost, include accounts receivable, investment income due and accrued, deferred acquisition costs from service contracts, property and equipment, and lessee’s right-of-use assets. Deferred acquisition costs from service contracts are discussed in the Service contract and fee income section of this Note. Right-of-use assets are discussed in the Leases section of this Note. Owner-occupied properties are amortized to their residual value over 25 to 49 years. Furniture, computers, other office equipment, and leasehold improvements are amortized to their residual value over 2 to 20 years.
Leases
At inception of a contract, we assess whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. For leases where we act as the lessee, we recognize a right-of-use asset and a lease liability at the commencement date of the lease. For leases where we act as the lessor, we assess whether the leases should be classified as finance or operating leases. Our leases are classified as operating leases. Operating leases are recognized into income on a straight-line basis.
The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability with certain adjustments, and subsequently depreciated using the straight-line method, with depreciation expense included in Operating expenses in the Consolidated Statements of Operations. The right-of-use asset is depreciated to the earlier of the lease term and its useful life. The right-of-use asset is assessed for impairment under IAS 36 Impairment of Assets. Right-of-use assets are assessed for indicators of impairment at each reporting period. If there is an indication that a right-of-use asset may be impaired, an impairment test is performed by comparing the asset’s carrying amount to its recoverable amount. If an impairment loss has been incurred, the carrying value of the right-of-use asset is reduced with the corresponding amount recognized in income.

The lease liability is initially measured at the present value of lease payments over the term of the lease using a discount rate that is based on our incremental borrowing rate. The discount rate is specific to each lease and is determined by various factors, such as the lease term and currency. The lease term includes the non-cancellable period and the optional period where it is reasonably certain we will exercise an extension or termination option, considering various factors that create an economic incentive to do so. Subsequently, the lease liability is measured at amortized cost using the effective interest rate method, with interest charged to Interest expense in the Consolidated Statements of Operations. Lease liabilities and right-of-use assets are remeasured upon lease modifications. A lease modification is considered as a change in the scope of a lease, or the consideration for a lease, that was not part of the original terms and conditions of the lease.
Intangible Assets
Intangible assets consist of finite life and indefinite life intangible assets. Finite life intangible assets are amortized on a straight-line basis or using a units-of-production method, over the useful economic lives: i) Distribution, sales potential of field force, client relationships and asset administration contracts — 3 to 40 years; and ii) Internally generated software — 3 to 10 years. Amortization is charged through Operating expenses in the Consolidated Statements of Operation. The useful lives of finite life intangible assets are reviewed annually, and the amortization is adjusted as necessary. Indefinite life intangibles are not amortized and are assessed for impairment annually or more frequently if events or changes in circumstances indicate that the asset may be impaired. Impairment is assessed by comparing the carrying values of the indefinite life intangible assets to their recoverable amounts. The recoverable amount is the higher of an asset’s fair value less costs to sell and its value in use. If the carrying values of the indefinite life intangibles exceed their recoverable amounts, these assets are considered impaired, and a charge for impairment is recognized in our Consolidated Statements of Operations. The recoverable amount of intangible assets is determined using various valuation models, which require management to make certain judgments and assumptions that could affect the estimates of the recoverable amount.
Goodwill
Goodwill represents the excess of the cost of an acquisition over the fair value of the net identifiable tangible and intangible assets of the acquired businesses. It is carried at original cost less any impairment subsequently incurred. Goodwill is assessed for impairment annually or more frequently if events or circumstances occur that may result in the recoverable amount of a CGU or a group of CGUs falling below its carrying value. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of cash inflows from other groups of assets. We exercise significant judgment in determining our CGUs. The factors considered in determining our CGUs include product cash inflows, product distribution, target markets, and how management monitors and evaluates the operations.

The goodwill balances are allocated to either individual or groups of CGUs that are expected to benefit from the synergies of the business combination. Goodwill impairment is quantified by comparing a CGU’s or a group of CGUs’ carrying value to its recoverable amount, which is the higher of fair value less costs of disposal and value in use. Impairment losses are recognized immediately and cannot be reversed in future periods. Significant judgment is involved in estimating the model inputs used to determine the recoverable amount of our CGUs or group of CGUs, including those for discount rates, capital, the value of new business, expenses, cash flow projections, and market multiples, due to the uncertainty and the forward-looking nature of these inputs. The assumptions may differ from the actual experience, and estimates may change from period to period based on future events or revisions of assumptions. These key assumptions are discussed in Note 9.
Insurance Contracts
Classification
Insurance contracts are comprised of insurance contracts issued, which are insurance and reinsurance or retrocession contracts that are issued by us, and reinsurance contracts held.

Insurance contracts issued are contracts under which we accept significant insurance risk from a policyholder by agreeing to compensate the policyholder if a specified uncertain future event adversely affects the policyholder. The presence of significant insurance risk in individual contracts is assessed by reviewing books of contracts with homogeneous risk features.

Reinsurance contracts held are insurance contracts under which we are the policyholder and have transferred insurance risk to the issuer of the contract, either the reinsurer or the retrocessionaire. In the normal course of business, we use reinsurance to limit our exposure to large losses. We have a retention policy that requires that such arrangements be placed with well-established, highly-rated reinsurers.

Certain investment contracts contain discretionary participation features ("DPF"), whereby the policyholder has the right to receive, in addition to guaranteed amounts, potentially significant benefits based on returns on a specified pool of assets. For entities like us that issue insurance contracts, investment contracts with DPF are measured and reported as insurance contracts.

Judgment is required to determine the classification of a contract as an insurance contract, investment contract or a service contract. Contracts are classified at initial recognition. Once a contract is classified as an insurance contract, it remains an insurance contract until all rights and obligations are extinguished or the contract is derecognized.
Combination and Separation of Contracts
Derivatives embedded in insurance contracts are treated as separate contracts and measured at fair value with changes in fair value recognized in income unless the embedded derivative itself meets the definition of an insurance contract or when the risks and characteristics of the embedded derivative are closely related to those of the host contract. Embedded derivatives that are not separated are accounted for with the host insurance contract.

Investment components of insurance contracts are amounts we repay to a policyholder in all circumstances (e.g., cash surrender values). Investment components of insurance contracts are treated as separate investment contracts only if the investment component is not highly interrelated with the insurance component and a contract with equivalent terms could be sold separately in the same market. Investment components that are not separated are accounted for as non-distinct investment components of insurance contracts.

Service components of insurance contracts are treated as separate service contracts only if the service component is not highly interrelated with the insurance component and we provide no significant service in integrating the service component with the insurance component. Service components that are not separated are accounted for with insurance contracts.

Insurance components of insurance contracts are treated as separate contracts only if the insurance component constitutes a separate insurance contract (e.g., certain reinsurance treaties that transfer risk on different types of insurance contracts).

For insurance contracts where both parties to the contract have the practical ability to terminate the contract, the extension of the contract beyond the termination date is treated as a new and separate contract. This occurs for most group life and health insurance contracts every year, when we have the right to reprice the contract and the policyholder has the option to not renew the contract. In such instances, each renewal is considered a new and separate contract. This also applies for many reinsurance contracts held, where the reinsurer has the right to reprice new cessions and we have the right to cease ceding new contracts with a notice period. In such instances, the cessions within each notice period are considered a new and separate reinsurance contract held.
Measurement
Insurance contracts are measured in accordance with IFRS 17, using one of the following approaches:
•Variable fee approach ("VFA"): This approach applies to insurance contracts (excluding reinsurance contracts) with direct participation features, which are substantially investment-related service contracts where the policyholder is promised an investment return based on underlying items.
•Premium allocation approach ("PAA"): This is a simplified measurement approach and is applied to all insurance contracts that are eligible to use it, such as the majority of those in our group life and health businesses.
•General measurement approach ("GMA"): This approach applies to all insurance contracts not measured using the VFA or the PAA.

Reinsurance contracts held are measured in a manner consistent with the associated underlying insurance contracts and in accordance with the terms of each reinsurance contract held. Reinsurance contracts held cannot be measured using the VFA. The measurement of reinsurance contracts held includes a provision for the risk that the reinsurer will not honour its obligations under the contract.

The carrying value of insurance contracts comprises the liability for remaining coverage ("LRC") and the liability for incurred claims ("LIC"):
•The LRC is the measurement of our obligation to investigate and pay valid claims for insured events that have not yet occurred (i.e., the obligation that relates to the unexpired portion of the coverage period).
•The LIC is the measurement of our obligation to investigate and pay valid claims for insured events that have already occurred, including events that have occurred but for which claims have not been reported. For reinsurance contracts held, the LIC is an asset for incurred claims.

Significant judgment is required in measuring assets or liabilities for insurance contracts, including the assumptions that are used for their measurement. Application of different assumptions may result in different measurement of the insurance contracts. Actual experience may differ from assumptions, and estimates may change from period to period based on future events or revisions of assumptions. Key assumptions and considerations in selecting these assumptions are discussed in Note 10. The sensitivity of the measurement of insurance contracts to changes in risk variables are discussed in Note 7.
Level of Aggregation
The unit of account for the measurement of insurance contracts is a group. Each insurance contract is assigned to a group at initial recognition and remains in that group until the insurance contract is derecognized.

Groups are subdivisions of portfolios. Portfolios are insurance contracts subject to similar risks and managed together and a portfolio is the level at which expenses are attributed and the level at which insurance contracts issued and reinsurance contracts held are presented.

We have established portfolios in each reportable business segment, distinguished between:
•Insurance contracts issued and reinsurance contracts held;
•Group insurance contracts and individual insurance contracts;
•Participating insurance contracts and non-participating insurance contracts;
•Adjustable insurance contracts and non-adjustable insurance contracts;
•Traditional life insurance contracts and universal life insurance contracts; and
•Pass-through insurance contracts and discretionary crediting contracts.

Within each portfolio, separate groups are established by:
•Date of issue: To be in the same group, contracts must be issued within the same time period, and the period cannot be longer than one year; and
•Level of profitability: Insurance contracts are separated into groups of contracts that are onerous at initial recognition, contracts that do not have a significant possibility of becoming onerous subsequently, and other contracts. The level of profitability for an insurance contract is based on the CSM at initial recognition of the contract (as described below in Initial Measurement).
We do not establish additional groups beyond the minimum required except for:
•Some portfolios of reinsurance contracts held where grouping is established to line up with the grouping of the underlying insurance contracts issued; and
•Some individual life policies which are included in their own groups.
Initial Measurement
Groups of insurance contracts are recognized and measured as the total of the following measurement components:
•Fulfilment cash flows ("FCF"), which is comprised of:
•The present value of future cash flows (including the provisions for financial risk),
•The risk adjustment for non-financial risk ("RA"); and
•A CSM, representing the unearned profit that will be recognized in income as insurance contract services are provided.

These measurement components apply to groups of insurance contracts measured using the GMA and the VFA. Under the PAA, which is a simplified measurement approach, insurance contracts are measured based on unearned profits and do not include a CSM.
GMA or VFA
Using the GMA or VFA, a group of insurance contracts is measured as the total of the three measurement components, as described above.

Estimates of the present value of future cash flows are explicit and current, and consider all reasonable and supportable information available at the reporting date without undue cost or effort. The portion of the present value of future cash flows related to financial risk variables is consistent with observable market prices and, where necessary, considers a range of scenarios that provides a good representation of possible outcomes. The cash flows for each scenario are probability-weighted and discounted using current assumptions.

The risk adjustment for non-financial risk represents the compensation required for uncertainty related to non-financial risk (mortality, morbidity, surrender and expenses, etc.). The risk adjustment is reduced as the non-financial risks of our insurance contracts diminish over time ("release of risk adjustment").

The CSM at the initial recognition of an insurance contract issued is the amount that fully offsets the FCF at initial recognition, and represents unearned profits on new business that are deferred and amortized into income as insurance contract services are provided. For insurance contracts issued that are not profitable at initial recognition ("onerous insurance contracts"), a CSM is not established and losses are recognized in income immediately.

For reinsurance contracts held, there is no restriction on the CSM based on profitability at initial recognition, and any losses are deferred in the same manner as profits. In addition, the CSM for reinsurance contracts held can be adjusted to offset any gains or losses on the groups of underlying direct contracts that would have gone through CSM if the group of underlying direct contracts had a CSM balance.

For onerous insurance contracts, the loss recognized in the Consolidated Statements of Operations at initial recognition is added to the loss component of the group to which the contract is assigned. The loss component is a notional portion of the LRC that represents the amount of loss that can be reversed by future profit before a CSM is re-established for the group. For groups of reinsurance contracts held for which the CSM has been adjusted to offset gains and losses on groups of underlying direct contracts without a CSM, a loss recovery component is established.
PAA
The LRC is initially measured as the premium received in the period. For groups using the PAA, insurance acquisition cash flows are recognized in the Consolidated Statements of Operations when incurred, rather than including such expenses in the measurement of LRC.
Subsequent Measurement
The subsequent measurement of FCF uses the same approach as described above for initial measurement, but with current inputs for each subsequent reporting date.

For contracts measured using the PAA, the LRC subsequent to initial recognition is the amount of unearned revenue and the remaining loss component for any groups that are onerous. We do not adjust the LRC to reflect the time value of money and the effects of financial risk when we expect the time between providing coverage and the related premiums to be no more than one year. We do not adjust the LIC to reflect the time value of money and the effects of financial risk when we expect the claims to be fully paid within one year of the insured event occurring.

For contracts measured using the GMA or VFA, the measurement of CSM subsequent to initial recognition is described below.

For groups of insurance contracts issued using the GMA, the CSM at the end of a reporting period is measured as the CSM at the beginning of the reporting period, adjusted for:
•The effect of any new contracts added to the group;
•Interest accretion on the carrying amount of the CSM;
•The change in FCF relating to future service, except to the extent that increases exceed the carrying amount of the CSM (giving rise to a loss) or decreases are allocated to the loss component of the LRC (reversing a prior loss);
•The effect of any currency exchange differences on the CSM; and
•The amount recognized as Insurance revenue due to the performance of insurance contract services in the period ("CSM amortization").

For groups of insurance contracts issued using the VFA, the CSM at the end of a reporting period is measured as the CSM at the beginning of the reporting period, adjusted for:
•The effect of any new contracts added to the group;
•The change in the entity's share of the fair value of underlying items, except to the extent a decrease exceeds the carrying amount of the CSM (giving rise to a loss) or an increase reverses a prior loss, or that risk mitigation applies (see below);
•The change in FCF relating to future service, except to the extent that increases exceed the carrying amount of the CSM (giving rise to a loss) or decreases are allocated to the loss component of the LRC (reversing a prior loss), or that risk mitigation applies (see below);
•The effect of any currency exchange differences on the CSM; and
•CSM amortization.

The risk mitigation option is provided to avoid accounting mismatches that would otherwise occur when the financial risk of a group of insurance contracts is mitigated outside the underlying items of the group. For insurance contracts issued using the VFA, changes related to financial risk adjust the CSM, but offsetting changes from risk mitigation (e.g., derivatives) may go through income. The risk mitigation option allows for a change that would otherwise adjust CSM to be recognized in income instead, to avoid such a mismatch. We apply the risk mitigation option where applicable to reduce accounting mismatches. The effect on CSM of applying the risk mitigation option is disclosed in more detail in Note 5.C.

For groups of reinsurance contracts held, the CSM at the end of a reporting period is measured as the CSM at the start of the reporting period, adjusted for:
•The effect of any new contracts added to the group;
•Interest accretion on the carrying amount of the CSM;
•Income recognized in the reporting period as a result of gains or losses recognized to offset gains or losses on groups of underlying direct contracts with no CSM;
•Reversals of a loss-recovery component to the extent those reversals are not changes in the FCF of the group of reinsurance contracts held;
•The change in FCF relating to future service, unless the change offsets a gain or loss on groups of underlying direct contracts with no CSM or the change is related to groups of onerous insurance contracts using the PAA;
•The effect of any currency exchange differences on the CSM; and
•The amount recognized in income due to services received in the period.

We have not changed the accounting estimates made in previous interim financial statements in the preparation of these Consolidated Financial Statements. In particular, the CSM at the end of each reporting period is the CSM at the beginning of the reporting period adjusted as described above, rather than the CSM at the beginning of the calendar year adjusted as described above.
Transition to IFRS 17
At the transition date to IFRS 17, January 1, 2022, we applied the fair value approach for all groups of insurance contracts existing at that date that are measured using the GMA or VFA because applying the full retrospective approach was impracticable. Under this approach, the CSM at transition for a group of insurance contracts is its fair value minus the FCF measured according to the policies described in this Note. The fair value of a group of insurance contracts is the amount that a market participant would require to take over the obligations of the group of insurance contracts. Each portfolio of issued insurance contracts had one group at transition. Reinsurance contracts held were grouped according to the underlying direct contracts. The discount curve established at transition is the locked-in curve for the group. The fair value of reinsurance contracts held at transition was the difference between the fair value of underlying insurance contracts without reinsurance and with reinsurance. The determination of fair value required us to apply significant judgment in the methodology used and in our estimates and assumptions.
Derecognition and Modification
An insurance contract is derecognized when the obligations in the contract expire, are discharged or cancelled, or when it is modified and the modification is substantial, such as when the modification results in a change in the measurement approach. When a contract modification results in derecognition, the original contract is derecognized and the modified contract is recognized as a new contract. Modifications that do not result in derecognition are treated as changes in FCF.
Presentation on the Consolidated Financial Statements
The carrying value of portfolios of insurance contracts issued and reinsurance contracts held that are in an asset position are presented as Insurance contract assets and Reinsurance contract held assets in the Consolidated Statements of Financial Position, while the carrying value of portfolios of insurance contracts issued and reinsurance contracts held that are liabilities are presented as Insurance Contract liabilities excluding those for account of segregated fund holders and Reinsurance contract held liabilities. Assets for insurance acquisition cash flows incurred before initial recognition of the contracts to which they are attributable are included in the carrying value of the portfolio associated with those contracts.

Amounts related to insurance contracts that impact income are included in the Net insurance service result of the Consolidated Statements of Operations and the Insurance finance income (expenses) line in the Net investment result section. Results in those sections are presented separately for insurance contracts issued and reinsurance contracts held. We have chosen to disaggregate changes in the RA between the Insurance revenue line in Net insurance service result, and the Insurance finance income (expenses) line in Net investment result.
Net insurance service result
Insurance revenue is recognized as insurance contract services are provided for groups of insurance contracts. For insurance contracts issued that are measured using the GMA or the VFA, Insurance revenue includes the following services for which consideration in the form of premiums, net of premium taxes, is expected to be received:
•Expected claims and other expenses directly attributable to fulfilling insurance contracts, measured at the amounts expected at the beginning of the period, and excluding investment components and amounts allocated to the loss component;
•Release of the RA for the period, excluding amounts allocated to the loss component and amounts related to changes in the time value of money, which are recognized in Insurance finance income (expenses);
•CSM amortization to reflect services provided in the period, measured using the coverage units for the reporting period as a proportion of total coverage units (additional detail on coverage units is provided in Note 10);
•Amortization of insurance acquisition cash flows;
•Premium experience adjustments that relate to current or past service; and
•Expected amounts related to income taxes specifically chargeable to the policyholder.
Amortization of insurance acquisition cash flows in Insurance revenue is an allocation of the portion of the premiums that relates to the recovery of insurance acquisition cash flows, determined in a systematic way based on the passage of time. An equal and offsetting amount is included in Insurance service expenses.

For insurance contracts issued measured using the PAA, expected premium receipts (net of premium taxes and excluding investment components) are recognized as revenue, generally based on the passage of time.

Insurance service expenses include:
•Claims incurred in the period (excluding investment components and amounts allocated to the loss component);
•Expenses incurred that are directly attributable to fulfilling the insurance contracts;
•Losses on onerous contracts and reversals of those losses;
•Changes related to past service (e.g., changes in the LIC in periods subsequent to the claim being incurred);
•Amortization of insurance acquisition cash flows;
•Insurance acquisition cash flows expensed as incurred related to PAA contracts; and
•Impairment and reversals of impairment of assets for insurance acquisition cash flows.

For reinsurance contracts held, we have elected to present income and expenses arising from these contracts as a single amount in the Reinsurance contract held net income (expense) line on the Consolidated Statements of Operations. This amount includes an allocation of reinsurance premiums, amounts recovered from reinsurers, and changes in the risk of non-performance by the reinsurer. Allocations of reinsurance premiums are recognized as services are received for the reinsurance contract held.

For reinsurance contracts held measured using the GMA, the services received for which consideration is paid include:
•Expected recoveries and expenses, excluding amounts that are paid regardless of claims;
•Release of the RA for the period;
•CSM recognized for services received; and
•Premium experience adjustments that relate to current or past service.

For reinsurance contracts held measured using the PAA, expected premium payments (net of premium taxes and excluding amounts that are paid regardless of claims) are recognized as an allocation of reinsurance premiums based on the passage of time. Amounts recovered from reinsurers includes incurred claims (excluding amounts that are paid regardless of claims) and expenses, loss recoveries and reversals of loss recoveries, and changes related to past service (e.g., changes in the asset for incurred claims in periods subsequent to the claim being incurred).
Insurance finance income (expenses)
Changes in the carrying value of insurance contracts issued not measured using the VFA and reinsurance contracts held that are due to changes in the time value of money and in financial risk are recognized in the Insurance finance income (expenses) line on the Consolidated Statements of Operations. For insurance contracts issued measured using the VFA, Insurance finance income (expenses) includes changes in the fair value of underlying items and changes not recognized in the CSM when the risk mitigation option is applied. We have elected to recognize all insurance finance income (expenses) in the Consolidated Statements of Operations and not in OCI. Insurance finance income (expense) for insurance contracts for account of segregated fund holders is discussed in the Segregated Funds section of this Note.
Segregated Funds
Segregated funds are products where the benefit amount is directly linked to the fair value of the investments held in the particular segregated fund. Although the underlying assets are registered in our name and the segregated fund contract holder has no direct access to the specific assets, the contractual arrangements are such that the segregated fund policyholders bear the risks and rewards of the fund’s investment performance. In addition, certain segregated funds contracts include guarantees from us. Segregated fund contracts are classified as insurance contracts or investment contracts following the classification criteria described in the Insurance Contracts section of this Note and Note 10.
Investments for Account of Segregated Fund Holders
Investments for account of segregated fund holders are recorded separately from the Total general fund assets in our Consolidated Statements of Financial Position and are carried at fair value. Fair values are determined using quoted market values or, where quoted market values are not available, estimated fair values as determined by us. Investments for account of segregated fund holders includes investments for contracts that are classified as insurance contracts and investments for contracts that are classified as investment contracts. Unrealized gains and losses and other investment income from investments for account of segregated fund holders classified as insurance contracts is reported as Net investment income (loss) within the Net investment result for insurance contracts for account of segregated fund holders in the Consolidated Statements of Operations. Such investment income (loss) will be offset by the corresponding increase or decrease in the insurance contract liabilities for account of segregated fund holders. Changes in the fair value of the investments for account of segregated fund holders classified as investment contracts are recorded in net realized and unrealized gains (losses) within the segregated fund and are not recorded in our Consolidated Statements of Operations.
Insurance Contract Liabilities for Account of Segregated Fund Holders
Segregated fund products classified as insurance contracts are contracts with direct participation features and are therefore measured using the VFA described in the Insurance contracts section of this Note. Insurance contract liabilities for these contracts are presented as two separate lines on the Consolidated Statements of Financial Position: Insurance contract liabilities excluding those for account of segregated fund holders, and Insurance contract liabilities for account of segregated fund holders. The Insurance contract liabilities for account of segregated fund holders represents the obligation to pay the policyholder an amount equal to the fair value of the underlying items. Changes in this obligation due to changes in fair value of the underlying items are recognized as Insurance finance income or expenses in the Net investment result for insurance contracts for account of segregated fund holders in the Consolidated Statements of Operations. Such insurance finance income or expenses will be offset by the corresponding increase or decrease in Investments for account of segregated fund holders. Deposits into and payments from the segregated funds are investment components and thus excluded from insurance revenue and insurance service expenses. The Insurance contract liabilities excluding those for account of segregated fund holders on the Consolidated
Statements of Financial Position includes the remaining insurance contract liabilities for these contracts, which comprises the provision for guarantees, future expenses (less future fees), the RA and the CSM. Revenue and expenses related to these items are included in the Insurance service result on the Consolidated Statements of Operations.
Investment Contract Liabilities for Account of Segregated Fund Holders
Investment contract liabilities for account of segregated fund holders are recorded separately from the Total general fund liabilities in our Consolidated Statements of Financial Position. The liabilities reported as Investment contracts for account of segregated fund holders are measured at the aggregate of the policyholder account balances. We derive fee income from segregated funds classified as investment contracts, which is included in Fee income in our Consolidated Statements of Operations. Deposits to segregated funds and payments made from segregated funds are reflected as increases or decreases in Investment contract liabilities for account of segregated fund holders and Investments for account of segregated fund holders and are not reported as revenues or expenses in our Consolidated Statements of Operations.
Financial Liabilities
Classification and initial measurement
Our financial liabilities are classified and measured at amortized cost, except for financial guarantees, derivative liabilities, and liabilities related to CLOs. Financial guarantees, derivative liabilities, and liabilities related to CLOs are classified as FVTPL. For further details on the liabilities related to CLOs, refer to Note 5.A.i. We may also designate certain investment contracts liabilities and third-party interests in consolidated funds at FVTPL on initial recognition, and once designated, the designation is irrevocable. Financial liabilities are designated at FVTPL if doing so either eliminates or significantly reduces accounting mismatch with the supporting assets or that the liabilities and supporting assets are managed together and their performance is evaluated on a fair value basis. Liabilities related to CLOs are designated at FVTPL on initial recognition as doing so either eliminates or significantly reduces an accounting mismatch with the supporting assets. The FVTPL designation is available only for those financial liabilities for which a reliable estimate of fair value can be obtained. All other investment contracts are measured at amortized cost using the effective interest rate method.
Subsequent measurement
Financial liabilities classified or designated at FVTPL are measured at fair value. Any interest expenses, foreign exchange gains (losses), and fair value changes that are not due to changes in own credit risk are recognized in Net investment income (loss) in the Consolidated Statements of Operations, unless they arise from derivatives designated as hedging instruments in net investment hedges. For financial liabilities designated at FVTPL, fair value changes attributable to changes in our own credit risk are recorded in OCI, and are not reclassified subsequently to Net investment income (loss) in the Consolidated Statements of Operations.

Financial liabilities at amortized cost are measured at fair value less transaction costs at initial recognition, and subsequently at amortized cost using the effective interest rate method. Interest expense and foreign exchange gains (losses) are recorded in Net investment income (loss) in the Consolidated Statements of Operations.
Derecognition
We generally derecognize a financial liability when the contractual obligations expire or are discharged or cancelled. We also derecognize a financial liability when the terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any new non-cash assets transferred or liabilities assumed) is recognized in the Consolidated Statements of Operations.
Investment Contract Liabilities
Contracts issued by us that do not transfer significant insurance risk, but do transfer financial risk from the policyholder to us, are financial liabilities and are accounted for as investment contracts, unless they have DPF, in which case they are accounted for as insurance contracts (See Insurance Contracts). Distinct service components of investment contracts are treated as service contracts (See Service Contracts and Fee Income).

Investment contract liabilities without DPF are initially recognized at fair value, less transaction costs directly attributable to the issue of the contract, and are subsequently held at amortized cost using the effective interest rate method. Amortization is recorded as a Decrease (increase) in investment contract liabilities in our Consolidated Statements of Operations. Deposits collected from and payments made to contract holders are recorded as changes in our Investment contract liabilities balance in the Consolidated Statements of Financial Position. Investment contract liabilities are derecognized when the obligation of the contract is discharged, cancelled or expired. Investment contract liabilities without DPF include term certain payout annuities in Canada, accumulation annuities and guaranteed investment contracts in Canada, unit-linked products issued in Hong Kong, and non-unit linked pensions contracts issued in Hong Kong.

As discussed in the Segregated Funds section of this Note, investment contracts under which the policyholder bears the risks associated with the underlying investments are classified as Investment contracts for account of segregated fund holders in the Consolidated Statements of Financial Position.
Obligations for Securities Borrowing
The obligation for securities borrowing represents our commitment to deliver securities under the short sale program. Under the program, we short sell the securities that we borrowed from a third party. The obligation to return the securities is not recognized in the Consolidated Statements of Financial Position until they are sold, and the risks and rewards of ownership have been transferred. Upon recognition, they are measured at fair value. The securities borrowings are returnable to the lender upon demand or at our discretion.
Other Liabilities
Other liabilities, which are measured at amortized cost, include accounts payable, credit facilities, repurchase agreements, accrued expenses and taxes, senior financing, provisions, lessee’s lease liabilities and a deferred payment liability. Liabilities for provisions, other than those reported with insurance contract liabilities and investment contract liabilities, are recognized for present legal or constructive obligations as a result of a past event if it is probable that they will result in an outflow of economic resources and the amount can be reliably estimated. The amounts recognized for these provisions are the best estimates of the expenditures required to settle the present obligations or to transfer them to a third party at the reporting date, considering all the inherent risks and uncertainties, as well as the time value of money. These provisions are reviewed as relevant facts and circumstances change.

Lease liabilities are measured as described in the Leases Section of this Note.
Other financial liabilities are measured at amortized cost, with the exception of CLOs which are measured at FVTPL. For put option liabilities, upon initial recognition, the present value is calculated using our incremental borrowing rate and subsequent revisions to the expected timing or amount of cash flows payable as well as interest expense will be recognized in the Consolidated Statements of Operations.
Senior Debentures and Subordinated Debt
Senior debentures and subordinated debt liabilities are recorded at amortized cost using the effective interest rate method. Transaction costs are recorded as part of the liability and are recognized in income using the effective interest rate method. These liabilities are derecognized when the obligation of the contract is discharged, cancelled or expired.
Service Contracts and Fee Income
Contracts issued by us that do not transfer significant insurance risk and do not transfer financial risk from the customer to us, including contracts for investment management service, are classified as service contracts. Distinct service components of insurance and investment contracts are also accounted for as service contracts.

Fees earned from these contracts are recognized and included in Fee income in our Consolidated Statements of Operations. Fee income from service contracts represents fees associated with contracts with customers and includes distribution fees, fund management and other asset-based fees, and administrative services and other fees. Distribution fees includes fees earned from the distribution of investment products and other intermediary activities. Fund management and other asset-based fees includes fees earned from investment management services. Administrative services and other fees includes fees earned from contract administration and other management services. Fee income from service contracts is typically recognized as revenue when services are rendered at either a point in time or over time. The majority of fee income from service contracts is comprised of variable consideration that is based on a percentage of assets under management or another variable metric and is recognized as revenue when it is highly probable that a significant reversal in the amount of the revenue recognized will not occur.

Deferred acquisition costs arising from service contracts or investment contracts are amortized over the expected life of the contracts based on the future expected fees. Where the cost of meeting the obligations of the contract exceeds the economic benefits expected to be received under it, a provision is recognized in Other liabilities in our Consolidated Statements of Financial Position.
Income Taxes
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. Deferred income tax is provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. Current and deferred income tax relating to items recognized in the current or previous period in OCI or directly in equity is accordingly recognized in OCI or equity and not in our Consolidated Statements of Operations. Interest and penalties payable to taxation authorities are recorded in Interest expense and Operating expenses, respectively, in our Consolidated Statements of Operations.

Deferred income tax assets and liabilities are calculated based on income tax rates and laws that are expected to apply when the liability is settled or the asset is realized, which are normally those enacted or considered substantively enacted at the reporting date. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses to the extent that future taxable profit is expected to be available against which these assets can be utilized. At each reporting period, we assess all available evidence, both positive and negative, to determine the amount of deferred income tax assets to be recognized. The recognition of deferred income tax assets requires estimates and significant judgment about future events, such as projections of future taxable profits, based on the information available at the reporting date.

The determination of the required provision for current and deferred income taxes requires that we interpret tax legislation in the jurisdictions in which we operate. For each reporting period, our income tax provision reflects our best estimate, based on the information available at the reporting date, of tax positions that are under audit or appeal by relevant tax authorities. To the extent that our estimate of tax positions or the timing of realization of deferred income tax assets or liabilities are not as expected, the provision for income taxes may increase or decrease in the future to reflect the actual experience.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, joint ventures and associates, except where we control the timing of the reversal of the temporary difference and it is apparent that the temporary difference will not reverse in the foreseeable future. No deferred income tax asset or liability is recognized in relation to temporary differences that arise from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, did not affect either the accounting profit or taxable profit or loss. Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities, the deferred income taxes relate to the same taxable entity and the same taxation authority and we intend either to settle on a net basis, or to realize the asset and settle the liability simultaneously.
Pension Plans and Other Post-Retirement Benefits
For defined benefit plans, the present value of the defined benefit obligation is calculated by independent actuaries using the projected unit credit method, and actuarial assumptions that represent best estimates of future variables that will affect the ultimate cost of these obligations. The discount rate used for our significant defined benefit plans is determined with reference to market yields of high-quality corporate bonds that are denominated in the same currency in which the benefits will be paid, and that have terms to maturity approximating the terms of obligations. Plan assets are measured at fair value and are held in separate trustee administered funds or as qualifying insurance contracts. The difference between the fair value of the plan assets and the present value of the defined benefit obligation is recognized on the Consolidated Statements of Financial Position as an asset or liability in Other assets or Other liabilities, respectively.

Costs charged to our Consolidated Statements of Operations include current service cost, any past service costs, any gains or losses from curtailments or settlements, and interest on the net defined benefit liability (asset). Remeasurement of the net defined benefit liability (asset), which includes the impact of changes to the actuarial assumptions underlying the liability calculations, liability experience gains or losses, the difference between the return on plan assets and the amount included in the interest on the net defined benefit liability (asset), is reflected immediately in OCI. The calculation of the defined benefit expenses and obligations requires judgment as the recognition is dependent on various actuarial assumptions such as discount rates, health care cost trend rates and projected compensation increases. These key assumptions are discussed in Note 24.
Dividends
Dividends payable to holders of shares of SLF Inc. are recognized in the period in which they are authorized or approved. Dividends that have been reinvested in additional common shares under the Dividend Reinvestment and Share Purchase Plan ("DRIP") are also reflected as dividends within retained earnings. Where SLF Inc. has issued common shares from treasury under the DRIP, the additional shares have been reflected in common shares.
Share-Based Payments
Stock options of SLF Inc. granted to employees are accounted for as equity-settled share-based payment transactions. The total compensation expense for stock options is computed based on the fair value of the stock option at the date of grant and the estimated number of options expected to vest at the end of the vesting period. The expense is recognized over the vesting period as compensation expense in Operating expenses in our Consolidated Statements of Operations, with an offset to contributed surplus in our Consolidated Statements of Changes in Equity. When options are exercised, new common shares are issued, contributed surplus is reversed and the common shares issued are credited to common shares in our Consolidated Statements of Changes in Equity.

Other share-based payment plans based on the value of SLF Inc.’s common shares are accounted for as cash-settled share-based payment transactions. The total liabilities for these plans are computed based on the estimated number of awards expected to vest at the end of the vesting period. The liabilities are recomputed at the end of each reporting period and are measured at the fair value of the award at that reporting date. The liabilities are accrued and expensed on a straight-line basis over the vesting periods. The liabilities are settled in cash at the end of the vesting period.

Share-based payment awards within MFS Investment Management ("MFS"), which are based on their own shares, are accounted for as cash-settled share-based payment awards. The vested and unvested awards, as well as the shares that have been issued under these plans, are recognized as liabilities because MFS has a practice of purchasing the issued shares from employees after a specified holding period. The total liabilities for these plans are computed based on the estimated number of awards expected to vest at the end of the vesting period. The liabilities are accrued over the vesting period and are measured at fair value at each reporting period with the change in fair value recognized as compensation expense in Operating expenses in our Consolidated Statements of Operations. The liabilities are settled in cash when the shares are purchased from the employees.
Basic and Diluted Earnings Per Share ("EPS")
Basic EPS is calculated by dividing the common shareholders’ net income by the weighted average number of common shares issued and outstanding.

Diluted EPS adjusts common shareholders’ net income and the weighted average number of common shares for the effects of all dilutive potential common shares under the assumption that convertible instruments are converted and that outstanding options are exercised. Diluted EPS is calculated by dividing the adjusted common shareholders’ net income by the adjusted weighted average number of common shares outstanding. For convertible instruments, common shareholders’ net income is increased by the after-tax expense on the convertible instrument while the weighted average common shares are increased by the number of common shares that would be issued at conversion. For stock options, it is assumed that the proceeds from the exercise of options whose exercise price is less than the average market price of common shares during the period are used to repurchase common shares at the average market price for the period. The difference between the number of common shares issued for the exercise of the dilutive options and the number of common shares that would have been repurchased at the average market price of the common shares during the period is adjusted to the weighted average number of common shares outstanding.
Updates Related to Interest Rate Benchmark Reform
Interest Rate Benchmarks have been reformed and replaced with alternative reference rates ("ARR") such as the Secured Overnight Financing Rate ("SOFR") in the case of the U.S. dollar London Inter-Bank Offered Rate ("LIBOR"), and the Canadian Overnight Repo Rate Average ("CORRA") in the case of the Canadian Dollar Offered Rate ("CDOR").

All LIBOR settings were either discontinued or declared non-representative on or before June 30, 2023. The publication of all three tenors of CDOR ceased after June 28, 2024, and the Bankers’ Acceptance lending model was discontinued. As at December 31, 2024, and consistent with our transition plan, our exposure to non-derivative financial assets, non-derivative financial liabilities and derivative notional referencing CDOR to ARR is no longer material to our financial statements (December 31, 2023 — $589, $4,896 and $9,159, respectively).